UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21417

ALLIANZGI NFJ Dividend, Interest & Premium Strategy Fund
(Exact name of registrant as specified in charter)

1633 Broadway, New York, New York		10019
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna – 1633 Broadway, New York, New York 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	January 31, 2014

Date of reporting period:	April 30, 2013

Item 1. Schedule of Investments

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments

April 30, 2013 (unaudited)

Shares		Value*
COMMON STOCK—69.7%
	Aerospace & Defense—1.6%
115,300	Lockheed Martin Corp.	$11,425,077
200,000	Northrop Grumman Corp. (a)	15,148,000
		26,573,077
	Automobiles—1.5%
1,841,900	Ford Motor Co. (a)	25,252,449

	Beverages—0.8%
253,800	Molson Coors Brewing Co., Class B	13,096,080

	Capital Markets—0.9%
200,000	Ameriprise Financial, Inc. (a)	14,906,000

	Chemicals—1.6%
492,800	EI du Pont de Nemours & Co. (a)	26,862,528

	Commercial Banks—5.3%
1,544,600	Fifth Third Bancorp (a)	26,304,538
405,900	PNC Financial Services Group, Inc. (a)	27,552,492
963,600	Wells Fargo & Co. (a)	36,597,528
		90,454,558
	Commercial Services & Supplies—2.3%
1,500,000	Pitney Bowes, Inc. (a)	20,505,000
1,500,000	RR Donnelley & Sons Co. (a)	18,465,000
		38,970,000
	Communications Equipment—0.8%
600,000	Cisco Systems, Inc.	12,552,000
24,500	Harris Corp.	1,131,900
		13,683,900
	Diversified Financial Services—1.4%
500,000	JP Morgan Chase & Co.	24,505,000

	Diversified Telecommunication Services—0.3%
150,000	AT&T, Inc.	5,619,000

	Electric Utilities—0.0%
12,900	American Electric Power Co., Inc.	663,447

	Energy Equipment & Services—1.5%
240,000	Diamond Offshore Drilling, Inc.	16,584,000
150,000	Ensco PLC, Class A	8,652,000
		25,236,000
	Food & Staples Retailing—0.3%
75,000	Wal-Mart Stores, Inc.	5,829,000

	Food Products—0.2%
39,038	Bunge Ltd.	2,818,934

	Health Care Equipment & Supplies—1.1%
389,100	Medtronic, Inc. (a)	18,163,188

	Household Durables—0.4%
229,617	Newell Rubbermaid, Inc.	6,048,112

	Household Products—0.2%
39,100	Kimberly-Clark Corp.	4,034,729

	Industrial Conglomerates—1.9%
1,443,217	General Electric Co. (a)	32,169,307

	Insurance—6.0%
57,396	American International Group, Inc. (b)	2,377,342
237,436	Assured Guaranty Ltd.	4,898,305
603,600	Lincoln National Corp. (a)	20,528,436
585,483	MetLife, Inc. (a)	22,827,982
700,000	The Allstate Corp. (a)	34,482,000
200,000	The Travelers Cos, Inc. (a)	17,082,000
		102,196,065
	Metals & Mining—3.9%
1,650,000	Barrick Gold Corp. (a)	32,521,500
1,130,700	Freeport-McMoRan Copper & Gold, Inc. (a)	34,407,201
		66,928,701
	Multi-Utilities—1.5%
682,600	Ameren Corp. (a)	24,744,250

	Office Electronics—1.5%
3,055,800	Xerox Corp. (a)	26,218,764

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments

April 30, 2013 (unaudited)

Shares		Value*
	Oil, Gas & Consumable Fuels—13.8%
400,000	Chesapeake Energy Corp.	$7,816,000
200,000	Chevron Corp. (a)	24,402,000
850,000	ConocoPhillips (a)	51,382,500
300,000	EnCana Corp.	5,535,000
138,000	HollyFrontier Corp.	6,824,100
1,021,200	Marathon Oil Corp. (a)	33,362,604
220,744	Phillips 66	13,454,347
621,400	Royal Dutch Shell PLC, Class A, ADR (a)	42,236,558
976,300	Total SA, ADR (a)	49,049,312
		234,062,421
	Paper & Forest Products—1.4%
526,000	International Paper Co. (a)	24,711,480

	Pharmaceuticals—13.2%
1,170,000	AstraZeneca PLC, ADR (a)	60,746,400
1,180,000	GlaxoSmithKline PLC, ADR (a)	60,935,200
350,000	Johnson & Johnson (a)	29,830,500
430,200	Merck & Co., Inc.	20,219,400
1,650,000	Pfizer, Inc. (a)	47,965,500
132,342	Teva Pharmaceutical Industries Ltd., ADR	5,067,375
		224,764,375
	Real Estate Investment Trust—0.1%
100,000	Annaly Capital Management, Inc.	1,594,000

	Semiconductors & Semiconductor Equipment—1.6%
1,157,700	Intel Corp. (a)	27,726,915

	Software—1.5%
928,200	CA, Inc.	25,033,554

	Specialty Retail—1.6%
2,000,000	Staples, Inc.	26,480,000

	Thrifts & Mortgage Finance—0.7%
1,500,000	Hudson City Bancorp, Inc. (a)	12,465,000

	Tobacco—0.8%
300,000	Reynolds American, Inc. (a)	14,226,000

	Total Common Stock (cost-$1,246,383,568)	1,186,036,834

Principal Amount (000s)
CONVERTIBLE BONDS & NOTES—16.7%
	Aerospace & Defense—0.5%
$3,895	GenCorp, Inc., 4.063%, 12/31/39	5,988,563
825	Triumph Group, Inc., 2.625%, 10/1/26 (c)	2,430,656
		8,419,219
	Airlines—0.3%
1,460	United Continental Holdings, Inc., 6.00%, 10/15/29	5,487,775

	Automobiles—0.5%
	Ford Motor Co.,
2,000	4.25%, 11/15/16	3,302,500
3,040	4.25%, 12/15/36	4,922,900
		8,225,400
	Biotechnology—1.0%
8,750	Corsicanto Ltd., 3.50%, 1/15/32	10,696,875
1,500	Regeneron Pharmaceuticals, Inc., 1.875%, 10/1/16	3,882,187
1,500	Theravance, Inc., 2.125%, 1/15/23	2,130,938
		16,710,000
	Capital Markets—1.2%
7,580	Ares Capital Corp., 5.75%, 2/1/16	8,304,837
6,795	BGC Partners, Inc., 4.50%, 7/15/16	7,049,813
5,000	Walter Investment Management Corp., 4.50%, 11/1/19	5,318,750
		20,673,400
	Commercial Services—0.1%
2,835	Cenveo Corp., 7.00%, 5/15/17	2,539,097

	Communications Equipment—1.0%
4,660	Ciena Corp., 0.875%, 6/15/17	4,275,550
9,250	Ixia, 3.00%, 12/15/15	10,793,594
2,000	JDS Uniphase Corp., 1.00%, 5/15/26	1,995,000
		17,064,144

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments

April 30, 2013 (unaudited)

Principal Amount (000s)		Value*
	Computers & Peripherals—0.8%
$4,425	EMC Corp., 1.75%, 12/1/13	$6,236,507
6,300	NetApp, Inc., 1.75%, 6/1/13	6,874,875
		13,111,382
	Construction & Engineering—0.0%
285	MasTec, Inc., 4.00%, 6/15/14	511,397

	Construction Materials—0.1%
1,005	Cemex S.A.B. de C.V., 4.875%, 3/15/15	1,204,116

	Electrical Equipment—0.4%
5,000	General Cable Corp., 4.50%, 11/15/29 (c)	6,103,125

	Health Care Equipment & Supplies—0.3%
6,000	Integra LifeSciences Holdings Corp., 1.625%, 12/15/16	5,902,500

	Healthcare-Products—0.3%
5,000	Alere, Inc., 3.00%, 5/15/16	4,981,250

	Hotels, Restaurants & Leisure—0.8%
9,995	MGM Resorts International, 4.25%, 4/15/15	11,088,203
1,930	Morgans Hotel Group Co., 2.375%, 10/15/14	1,881,750
		12,969,953
	Household Durables—0.4%
2,610	KB Home, 1.375%, 2/1/19	3,039,019
1,000	Lennar Corp., 3.25%, 11/15/21 (d)(e)	1,874,375
1,000	The Ryland Group, Inc., 1.625%, 5/15/18	1,578,125
		6,491,519
	Insurance—0.4%
1,465	American Equity Investment Life Holding Co., 3.50%, 9/15/15 (d)(e)	1,931,969
3,250	Amtrust Financial Services, Inc., 5.50%, 12/15/21	4,391,562
		6,323,531
	Internet Software & Services—0.2%
1,000	Equinix, Inc., 4.75%, 6/15/16	2,606,875
1,405	WebMD Health Corp., 2.50%, 1/31/18	1,294,356
		3,901,231
	Life Sciences Tools & Services—0.4%
6,290	Sequenom, Inc., 5.00%, 10/1/17 (d)(e)	6,753,888

	Machinery—2.3%
6,190	Greenbrier Cos, Inc., 3.50%, 4/1/18	6,340,881
	Meritor, Inc.,
7,000	4.625%, 3/1/26 (c)	6,855,625
5,020	7.875%, 3/1/26 (d)(e)	5,682,012
7,000	Navistar International Corp., 3.00%, 10/15/14	7,214,375
4,500	Terex Corp., 4.00%, 6/1/15	8,434,688
4,450	Wabash National Corp., 3.375%, 5/1/18	5,362,250
		39,889,831
	Marine—0.2%
3,090	DryShips, Inc., 5.00%, 12/1/14	2,746,237

	Media—0.2%
6,500	Liberty Interactive LLC, 3.50%, 1/15/31	3,388,125

	Metals & Mining—0.6%
250	Alcoa, Inc., 5.25%, 3/15/14	344,220
4,500	RTI International Metals, Inc., 1.625%, 10/15/19	4,612,500
4,805	Steel Dynamics, Inc., 5.125%, 6/15/14	5,336,553
		10,293,273
	Oil, Gas & Consumable Fuels—1.5%
10,800	Alpha Natural Resources, Inc., 2.375%, 4/15/15	10,179,000
2,190	Chesapeake Energy Corp., 2.50%, 5/15/37	2,125,669
1,500	Cobalt International Energy, Inc., 2.625%, 12/1/19	1,679,062
8,975	Peabody Energy Corp., 4.75%, 12/15/41	7,292,187
1,750	Pioneer Natural Resources Co., 2.375%, 1/15/38	3,565,634
		24,841,552
	Pharmaceuticals—0.6%
4,675	Akorn, Inc., 3.50%, 6/1/16	8,701,344
1,000	Pacira Pharmaceuticals, Inc., 3.25%, 2/1/19 (d)(e)	1,375,000
		10,076,344
	Road & Rail—0.3%
600	Avis Budget Group, Inc., 3.50%, 10/1/14	1,104,000
1,400	Hertz Global Holdings, Inc., 5.25%, 6/1/14	4,099,382
		5,203,382

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments

April 30, 2013 (unaudited)

Principal Amount (000s)		Value*
	Semiconductors & Semiconductor Equipment—1.2%
	Micron Technology, Inc.,
$6,250	1.50%, 8/1/31	$7,085,938
3,500	1.875%, 6/1/27	3,677,187
1,250	Novellus Systems, Inc., 2.625%, 5/15/41	1,854,687
8,500	SunPower Corp., 4.75%, 4/15/14	8,675,313
		21,293,125
	Software—0.8%
5,540	Electronic Arts, Inc., 0.75%, 7/15/16	5,422,275
2,900	Nuance Communications, Inc., 2.75%, 8/15/27	3,518,062
2,575	Symantec Corp., 1.00%, 6/15/13	3,268,641
1,090	TeleCommunication Systems, Inc., 4.50%, 11/1/14 (d)(e)	1,051,850
		13,260,828
	Specialty Retail—0.2%
2,500	Group 1 Automotive, Inc., 2.25%, 6/15/36 (c)	2,918,750

	Thrifts & Mortgage Finance—0.1%
2,000	Radian Group, Inc., 2.25%, 3/1/19	2,651,250

	Total Convertible Bonds & Notes (cost-$293,479,781)	283,935,624

Shares
CONVERTIBLE PREFERRED STOCK—9.8%
	Aerospace & Defense—0.1%
23,975	United Technologies Corp., 7.50%, 8/1/15	1,417,882

	Airlines—0.5%
178,685	Continental Airlines Finance Trust II, 6.00%, 11/15/30	8,582,455

	Auto Components—0.6%
218,060	Goodyear Tire & Rubber Co., 5.875%, 4/1/14	9,503,055

	Automobiles—0.7%
263,705	General Motors Co., 4.75%, 12/1/13, Ser. B	12,257,008

	Capital Markets—0.6%
158,215	AMG Capital Trust I, 5.10%, 4/15/36	10,214,756

	Diversified Financial Services—0.6%
8,165	Bank of America Corp., 7.25%, 12/31/49, Ser. L (f)	10,162,812

	Diversified Telecommunication Services—0.3%
5,925	Lucent Technologies Capital Trust I, 7.75%, 3/15/17	5,556,169

	Electric Utilities—0.2%
50,000	NextEra Energy, Inc., 7.00%, 9/1/13	3,052,500

	Food Products—0.5%
78,830	Bunge Ltd., 4.875%, 12/31/49 (f)	8,277,150

	Health Care Providers & Services—0.2%
2,500	HealthSouth Corp., 6.50%, 12/31/49, Ser. A (f)	3,019,375

	Insurance—0.6%
205,875	MetLife, Inc., 5.00%, 3/26/14	10,324,631

	IT Services—0.1%
31,360	Unisys Corp., 6.25%, 3/1/14	1,801,632

	Machinery—0.3%
36,085	Stanley Black & Decker, Inc., 4.75%, 11/17/15	4,470,932

	Metals & Mining—1.1%
470,810	ArcelorMittal, 6.00%, 1/15/16	9,820,814
220,000	Cliffs Natural Resources, Inc., 7.00%, 2/1/16	4,503,400
315,000	Thompson Creek Metals Co., Inc., 6.50%, 5/15/15	4,992,750
		19,316,964
	Multi-Utilities—0.6%
204,100	AES Trust III, 6.75%, 10/15/29	10,264,189

	Oil, Gas & Consumable Fuels—1.6%
140,100	Apache Corp., 6.00%, 8/1/13	5,929,032
45,100	ATP Oil & Gas Corp., 8.00%, 10/01/14 (d)(e)(f)	28,864
114,950	Chesapeake Energy Corp., 5.00%, 12/31/49 (f)	9,928,806
238,050	Sanchez Energy Corp., 4.875%, 10/05/17 (d)(e)(f)	11,909,927
		27,796,629
	Real Estate Investment Trust—0.4%
176,800	Alexandria Real Estate Equities, Inc., 7.00%, 12/31/49 (f)	4,886,752
35,385	Health Care REIT, Inc., 6.50%, 4/20/18, Ser. I (f)	2,395,564
		7,282,316

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments

April 30, 2013 (unaudited)

Shares		Value*
	Road & Rail—0.8%
1,044,565	2010 Swift Mandatory Common Exchange Security Trust, 6.00%, 12/31/13 (e)	$13,194,841

	Total Convertible Preferred Stock (cost-$180,844,190)	166,495,296

Principal Amount (000s)
SHORT-TERM INVESTMENTS—4.6%
	Time Deposits—4.6%
$6,318	Citibank-London, 0.03%, 5/1/13	6,318,189
72,055	Wells Fargo-Grand Cayman, 0.03%, 5/1/13	72,054,783
	(cost-$78,372,972)	78,372,972
	Total Investments, before call options written (cost-$1,799,080,511)— (g) 100.8%	1,714,840,726

Contracts
CALL OPTIONS WRITTEN (b)—(1.0)%
	Morgan Stanley Cyclical Flex Index, (ASE),
280	strike price $1147, expires 6/14/13	(731,645)
	Morgan Stanley Cyclical Index, (ASE),
100	strike price $1160, expires 6/22/13	(212,000)
250	strike price $1170, expires 6/22/13	(412,500)
400	strike price $1180, expires 5/18/13	(148,000)
	NASDAQ 100 Index, (CBOE),
100	strike price $2835, expires 5/18/13	(654,500)
110	strike price $2905, expires 6/22/13	(527,450)
75	strike price $2920, expires 6/22/13	(305,250)
	Philadelphia Oil Service Sector Flex Index, (CBOE),
1,500	strike price $252, expires 5/3/13	(65,951)
1,000	strike price $253, expires 5/24/13	(299,399)
2,000	strike price $258, expires 5/10/13	(81,068)
	Philadelphia Oil Service Sector Index, (PHL),
3,400	strike price $250, expires 5/18/13	(1,385,500)
1,800	strike price $255, expires 6/22/13	(909,000)
	Philadelphia Stock Exchange KBW Bank Flex Index, (CBOE),
8,000	strike price $56.25, expires 5/3/13	(584,702)
4,000	strike price $57.25, expires 6/7/13	(417,973)
6,000	strike price $57.25, expires 6/14/13	(702,331)
4,000	strike price $58, expires 5/24/13	(200,118)
	Philadelphia Stock Exchange KBW Bank Index,
6,000	strike price $58, expires 5/18/13 (ASE)	(180,000)
8,000	strike price $58, expires 6/22/13, (PHL)	(640,000)
	Standard & Poor’s 500 Flex Index, (CBOE),
250	strike price $1550, expires 5/3/13	(1,145,098)
250	strike price $1565, expires 5/10/13	(829,758)
200	strike price $1580, expires 5/31/13	(593,112)
200	strike price $1590, expires 6/7/13	(510,046)
200	strike price $1590, expires 6/14/13	(551,886)
250	strike price $1605, expires 6/14/13	(499,004)
200	strike price $1605, expires 7/5/13	(516,305)
	Standard & Poor’s 500 Index, (CBOE),
300	strike price $1570, expires 5/18/13	(970,500)
200	strike price $1575, expires 5/18/13	(570,000)
250	strike price $1575, expires 6/22/13	(1,002,500)
250	strike price $1600, expires 6/22/13	(613,750)
	Total Call Options Written (premiums received-$14,804,405)	(16,259,346)

	Total Investments, net of call options written (cost-$1,784,276,106)—99.8%	1,698,581,380
	Other assets less other liabilities—0.2%	3,033,484
	Net Assets—100.0%	$1,701,614,864

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments

April 30, 2013 (unaudited)

Notes to Schedule of Investments:

*Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to Allianz Global Investors Fund Management (the “Investment Manager”), NFJ Investment Group LLC and Allianz Global Investors U.S. LLC (the “Sub-Adviser”), affiliates of the Investment Manager.  The Fund’s Valuation Committee was established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board, as instructed. The Sub-Adviser monitors the continued appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Sub-Adviser determines that a valuation method may no longer be approprirate, another valuation method may be selected, or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Synthetic convertible securities are valued based on quotations obtained from unaffiliated brokers who are the principal market-makers in such securities. Such valuations are derived by the brokers from proprietary models which are generally based on readily available market information including valuations of the common stock underlying the synthetic security.

Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The Fund’s net asset value (“NAV”) is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a) All or partial amount segregated for the benefit of the counterparty as collateral for call options written.

(b) Non-income producing.

(c) Step Bond—Coupon is a fixed rate for an initial period then resets at a specific date and rate.

(d) Private Placement—Restricted as to resale and may not have a readily available market.  Securities with an aggregate value of $30,607,885, representing 1.8% of net assets.

(e) 144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(f) Perpetual maturity. Maturity date shown is the next call date.

(g) At April 30, 2013, the cost basis of portfolio securities (before call options written) for federal income tax purposes was $1,800,221,805. Gross unrealized appreciation was $145,925,734, gross unrealized depreciation was $231,306,813 and net unrealized depreciation was $85,381,079. The difference between book and tax cost basis was attributable to wash sale loss deferrals.

Other Investments:

Transactions in call options written for the three months ended April 30, 2013:

	Contracts	Premiums
Options outstanding, January 31, 2013	54,662	$14,374,714
Options written	80,640	23,838,232
Options terminated in closing purchase transactions	(60,062)	(18,394,514)
Options expired	(25,675)	(5,014,027)
Options outstanding, April 30, 2013	49,565	$14,804,405

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments

April 30, 2013 (unaudited)

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

• Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

• Level 2 – valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs.

• Level 3 – valuations based on significant unobservable inputs (including the Sub-Adviser’s or Valuation Committees’s own assumptions and single broker quotes in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock)—Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Convertible Bonds & Notes—Convertible bonds & notes are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Option Contracts—Option contracts traded over the counter (“OTC”) and flexible exchange (“FLEX”) are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC and FLEX option contracts are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

The valuation techiniques used by the Fund to measure fair value during the three months ended April 30, 2013 were intended to maximize the use of observable inputs and minimized the use of unobservable inputs.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments

April 30, 2013 (unaudited)

A summary of the inputs used at April 30, 2013 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	4/30/13
Common Stock	$1,186,036,834	—	$—	$1,186,036,834
Convertible Bonds & Notes	—	$283,935,624	—	283,935,624
Convertible Preferred Stock:
Airlines	—	8,582,455	—	8,582,455
Capital Markets	—	10,214,756	—	10,214,756
Diversified Telecommunication Services	—	5,556,169	—	5,556,169
Health Care Providers & Services	—	3,019,375	—	3,019,375
Metals & Mining	9,496,150	9,820,814	—	19,316,964
Oil, Gas & Consumable Fuels	5,929,032	21,867,597	—	27,796,629
Road & Rail	—	13,194,841	—	13,194,841
All Other	78,814,107	—	—	78,814,107
Short-Term Investments	—	78,372,972	—	78,372,972
Total Investments in Securities - Assets	$1,280,276,123	$434,564,603	$—	$1,714,840,726
Investments in Securities - Liabilities
Call Options Written, at value:
Market price	$(9,047,255)	$(7,212,091)	$—	$(16,259,346)
Total Investments	$1,271,228,868	$427,352,512	$—	$1,698,581,380

At April 30, 2013, a security valued at $11,909,927 was transferred from Level 1 to Level 2. This change was due to the unavailability of a exchange closing price and therefore an evaluated mean price was used.

Glossary:

ADR — American Depositary Receipt

ASE — American Stock Exchange

CBOE — Chicago Board Options Exchange

PHL — Philidelphia Stock Exchange

REIT — Real Estate Investment Trust

Item 2. Controls and Procedures

(a)

The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

By:	/s/ Brian S. Shlissel
Brian S. Shlissel, President & Chief Executive Officer

Date: June 20, 2013

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: June 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel, President & Chief Executive Officer

Date: June 20, 2013

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: June 20, 2013